LEASES - Weighted Average Remaining Lease Term and Weighted Average Discount Rate for Leases (Details)	Dec. 31, 2025	Dec. 31, 2024
LEASES
Weighted average remaining lease term:- Finance leases	10 years 10 months 24 days	11 years 9 months 18 days
Weighted average remaining lease term:- Operating leases	11 years 3 months 18 days	12 years
Weighted average discount rate:- Finance leases	6.60%	6.57%
Weighted average discount rate:- Operating leases	6.13%	6.15%
Weighted average discount rate - Other financing obligations	7.28%	7.37%